Related party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) [Line Items]
Total	$ 0	$ 866
Ya Li [Member]
Related party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) [Line Items]
Total	$ 0	$ 866